Business Combinations (Details) - Schdule of assets acquired and liabilities assumed - City Semi [Member] $ in Thousands	May 13, 2020 USD ($)
Business Combinations (Details) - Schdule of assets acquired and liabilities assumed [Line Items]
Goodwill	$ 1,739
Deferred revenue	(41)
Accrued expenses	(177)
Net assets acquired	2,029
Software license [Member]
Business Combinations (Details) - Schdule of assets acquired and liabilities assumed [Line Items]
Intangible asset	139
Developed technology [Member]
Business Combinations (Details) - Schdule of assets acquired and liabilities assumed [Line Items]
Intangible asset	$ 369